Statements of Net Assets Available for Benefits - EBP 06-1061602 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
us-gaap-ebp_EmployeeBenefitPlanAssetAbstract
Mutual funds	$ 7,842,490	$ 8,329,608
EBP, Investment, Fair Value	7,842,490	8,329,608
Dividend withholding tax receivable	66,192	49,500
Notes receivable from participants	68,600	0
us-gaap-ebp_EmployeeBenefitPlanReceivableAbstract
Employer	11,172	10,531
Participant	0	0
EBP, Contributions Receivable	11,172	10,531
Total assets	7,988,454	8,389,639
Net assets available for pension benefits	7,988,454	8,389,639
Mutual Fund [Member]
us-gaap-ebp_EmployeeBenefitPlanAssetAbstract
Mutual funds	3,538,150	3,113,400
Common Collective Trust [Member]
us-gaap-ebp_EmployeeBenefitPlanAssetAbstract
Mutual funds	2,299,114	2,031,629
EBP, Employer, Common Stock [Member]
us-gaap-ebp_EmployeeBenefitPlanAssetAbstract
Mutual funds	1,942,691	3,068,926
Money Market Funds [Member]
us-gaap-ebp_EmployeeBenefitPlanAssetAbstract
Mutual funds	$ 62,535	$ 115,653